Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) - Parent [Member] - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash		$ 6,052,260	$ 2,324
Prepayments and other current assets		5,000	3,123
Total current Assets		6,107,260	5,447
Non-current assets
Investment in subsidiary		145,380	307,050
Total Non-current assets		145,380	307,050
Total Assets		6,252,640	312,497
Current liabilities
COMMITMENTS AND CONTINGENCIES
Shareholders’ Equity
Additional paid-in capital		6,664,624	120,714
Statutory reserves		89,685	89,685
Retained earnings/(Accumulated deficit)		(522,851)	137,737
Accumulated other comprehensive loss		(48,180)	(43,064)
Total Shareholders’ equity		6,184,703	306,272
Total Liabilities and Shareholders’ Equity		6,252,640	312,497
Related Party [Member]
Current assets
Advance to related party		50,000
Current liabilities
Due to subsidiary		67,937	6,225
Total Current liabilities		67,937	6,225
Total Liabilities		67,937	6,225
Class A Ordinary Shares [Member]
Shareholders’ Equity
Ordinary shares, value	[1]	658	433
Class B Ordinary Shares [Member]
Shareholders’ Equity
Ordinary shares, value	[1]	$ 767	$ 767

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on March 23, 2023.